Summary of significant accounting policies- Summary of Standard Amendments and Interpretations That Have Been Issued But Not Yet Effective (Detail)	12 Months Ended
Dec. 31, 2021
IAS 16 (Amendment) ‘Property, plant and equipment – proceeds before intended use'
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2022
IAS 37 (Amendment) ‘Onerous contracts – cost of fulfilling a contract'
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2022
IFRS 3 (Amendment) ‘Reference to the conceptual Framework'
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2022
IFRS 17 Insurance Contracts
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2023
IFRS 17 (Amendment) Insurance Contracts
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2023
IAS 1 (Amendment) ‘Classification of liabilities as current or non-current'
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2023
IAS 1 and IFRS Practice Statement 2 (Amendment) - Disclosure of Accounting Policies
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2023
IAS 8 (Amendment) - Definition of Accounting Estimates
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2023
Amendments to IFRS 4 - Extension of the Temporary Exemption from Applying IFRS 9 .
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2023
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction Tax
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	January 1, 2023
Amendment to IFRS 10 and IAS 28 regarding sales or contribution assets between an investor and its associate or joint venture
Disclosure Of Detailed Information About Standards Amendments And Interpretations That Have Been Issued But Not Yet Effective [Line Items]
Effective for annual periods beginning on or after	To be determined